Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000202617 | 40267340Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000202617 | 40267341Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000202617 | 40267367WuXi AppTec Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000202617 | 40267380Kingboard Laminates Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000202617 | 40267369Contemporary Amperex Technology Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000202617 | 40267353China CITIC Bank Corp., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000202617 | 40267355China Merchants Bank Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000202617 | 40267388Zhongji Innolight Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000202617 | 40267372Weichai Power Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000202617 | 40267384Shengyi Technology Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000202617 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000202617 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000202617 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000202617 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000202617 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000202617 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000202617 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000202617 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000202617 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000202617 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000202617 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000202617 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000202617 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000202617 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000202617 | China
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000202617 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000202616 | 40267340Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000202616 | 40267341Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000202616 | 40267367WuXi AppTec Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000202616 | 40267380Kingboard Laminates Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000202616 | 40267369Contemporary Amperex Technology Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000202616 | 40267353China CITIC Bank Corp., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000202616 | 40267355China Merchants Bank Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000202616 | 40267388Zhongji Innolight Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000202616 | 40267372Weichai Power Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000202616 | 40267384Shengyi Technology Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000202616 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000202616 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000202616 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000202616 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000202616 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000202616 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000202616 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000202616 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000202616 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000202616 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000202616 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000202616 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000202616 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000202616 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000202616 | China
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000202616 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000103967 | 40370767Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000103967 | 40370763Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000103967 | 40370765SK hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000103967 | 40370754Delta Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103967 | 40370709ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103967 | 40370667Fomento Economico Mexicano SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103967 | 40370700China Merchants Bank Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103967 | 40370680Petroleo Brasileiro SA - Petrobras
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103967 | 40370708Grupo Financiero Banorte SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000103967 | 40370666Colgate-Palmolive Co.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000103967 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000103967 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000103967 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000103967 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000103967 | USD
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000103967 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000103967 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000103967 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000103967 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000103967 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103967 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000103967 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000103967 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103967 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000103967 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000103967 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000103967 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000103967 | Quasi-Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000103967 | Emerging Markets - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103967 | Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000103967 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000103967 | China
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000103967 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000103967 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000103967 | India
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000103967 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000103967 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000103967 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000103967 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103967 | Chile
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103967 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000103967 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103967 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103967 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103967 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000103967 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000103967 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000103969 | 40370767Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000103969 | 40370763Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000103969 | 40370765SK hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000103969 | 40370754Delta Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103969 | 40370709ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103969 | 40370667Fomento Economico Mexicano SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103969 | 40370700China Merchants Bank Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103969 | 40370680Petroleo Brasileiro SA - Petrobras
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103969 | 40370708Grupo Financiero Banorte SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000103969 | 40370666Colgate-Palmolive Co.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000103969 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000103969 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000103969 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000103969 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000103969 | USD
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000103969 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000103969 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000103969 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000103969 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000103969 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103969 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000103969 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000103969 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103969 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000103969 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000103969 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000103969 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000103969 | Quasi-Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000103969 | Emerging Markets - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103969 | Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000103969 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000103969 | China
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000103969 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000103969 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000103969 | India
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000103969 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000103969 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000103969 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000103969 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103969 | Chile
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103969 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000103969 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103969 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103969 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103969 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000103969 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000103969 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000103968 | 40370767Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000103968 | 40370763Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000103968 | 40370765SK hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000103968 | 40370754Delta Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103968 | 40370709ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103968 | 40370667Fomento Economico Mexicano SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103968 | 40370700China Merchants Bank Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103968 | 40370680Petroleo Brasileiro SA - Petrobras
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103968 | 40370708Grupo Financiero Banorte SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000103968 | 40370666Colgate-Palmolive Co.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000103968 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000103968 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000103968 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000103968 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000103968 | USD
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000103968 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000103968 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000103968 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000103968 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000103968 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103968 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000103968 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000103968 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103968 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000103968 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000103968 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000103968 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000103968 | Quasi-Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000103968 | Emerging Markets - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103968 | Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000103968 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000103968 | China
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000103968 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000103968 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000103968 | India
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000103968 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000103968 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000103968 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000103968 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103968 | Chile
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103968 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000103968 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103968 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103968 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103968 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000103968 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000103968 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000103972 | 40370767Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000103972 | 40370763Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000103972 | 40370765SK hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000103972 | 40370754Delta Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000103972 | 40370709ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103972 | 40370667Fomento Economico Mexicano SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103972 | 40370700China Merchants Bank Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103972 | 40370680Petroleo Brasileiro SA - Petrobras
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103972 | 40370708Grupo Financiero Banorte SAB de CV
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000103972 | 40370666Colgate-Palmolive Co.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000103972 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000103972 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000103972 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000103972 | Short-Term Investments Asset Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000103972 | USD
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000103972 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000103972 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000103972 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000103972 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000103972 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103972 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000103972 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000103972 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103972 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000103972 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000103972 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000103972 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000103972 | Quasi-Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000103972 | Emerging Markets - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103972 | Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000103972 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000103972 | China
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000103972 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000103972 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000103972 | India
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000103972 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000103972 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000103972 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000103972 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103972 | Chile
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000103972 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000103972 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103972 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103972 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000103972 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000103972 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000103972 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000147183 | 40267314NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000147183 | 40267318Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000147183 | 40267313Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000147183 | 40267316Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000147183 | 40267267Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000147183 | 40267265Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000147183 | 40267310Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000147183 | 40267300Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147183 | 40267274Anheuser-Busch InBev SA/NV
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147183 | 40267293Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147183 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000147183 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000147183 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147183 | USD
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147183 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000147183 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000147183 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000147183 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000147183 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000147183 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000147183 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147183 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000147183 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000147183 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000147183 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147183 | China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147183 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147183 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000147183 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000147183 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147183 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.60%
C000147183 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000147183 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147183 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147183 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000147183 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147183 | France
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147183 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000147182 | 40267314NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000147182 | 40267318Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000147182 | 40267313Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000147182 | 40267316Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000147182 | 40267267Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000147182 | 40267265Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000147182 | 40267310Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000147182 | 40267300Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147182 | 40267274Anheuser-Busch InBev SA/NV
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147182 | 40267293Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147182 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000147182 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000147182 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147182 | USD
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147182 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000147182 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000147182 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000147182 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000147182 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000147182 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000147182 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147182 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000147182 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000147182 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000147182 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147182 | China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147182 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147182 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000147182 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000147182 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147182 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.60%
C000147182 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000147182 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147182 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147182 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000147182 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147182 | France
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147182 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000147177 | 40267314NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000147177 | 40267318Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000147177 | 40267313Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000147177 | 40267316Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000147177 | 40267267Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000147177 | 40267265Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000147177 | 40267310Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000147177 | 40267300Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147177 | 40267274Anheuser-Busch InBev SA/NV
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147177 | 40267293Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147177 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000147177 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000147177 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147177 | USD
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147177 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000147177 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000147177 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000147177 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000147177 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000147177 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000147177 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147177 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000147177 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000147177 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000147177 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000147177 | China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147177 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147177 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000147177 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000147177 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147177 | United States
Holdings [Line Items]
Percent of Net Asset Value	64.60%
C000147177 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000147177 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147177 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147177 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000147177 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000147177 | France
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000147177 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000107480 | 40317213NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000107480 | 40317203Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000107480 | 40317143Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000107480 | 40317211Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000107480 | 40317149Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000107480 | 40317167Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107480 | 40317210Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107480 | 40317205Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000107480 | 40317204Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000107480 | 40317178Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000107480 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000107480 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000107480 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000107480 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000107480 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000107480 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000107480 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000107480 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000107480 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000107480 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000107480 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000107480 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107477 | 40317213NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000107477 | 40317203Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000107477 | 40317143Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000107477 | 40317211Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000107477 | 40317149Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000107477 | 40317167Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107477 | 40317210Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107477 | 40317205Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000107477 | 40317204Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000107477 | 40317178Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000107477 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000107477 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000107477 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000107477 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000107477 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000107477 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000107477 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000107477 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000107477 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000107477 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000107477 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000107477 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107481 | 40317213NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000107481 | 40317203Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000107481 | 40317143Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000107481 | 40317211Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000107481 | 40317149Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000107481 | 40317167Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107481 | 40317210Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107481 | 40317205Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000107481 | 40317204Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000107481 | 40317178Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000107481 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000107481 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000107481 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000107481 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000107481 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000107481 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000107481 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000107481 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000107481 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000107481 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000107481 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000107481 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107482 | 40317213NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000107482 | 40317203Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000107482 | 40317143Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000107482 | 40317211Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000107482 | 40317149Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000107482 | 40317167Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107482 | 40317210Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107482 | 40317205Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000107482 | 40317204Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000107482 | 40317178Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000107482 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000107482 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000107482 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000107482 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000107482 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000107482 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000107482 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000107482 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000107482 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000107482 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000107482 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000107482 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%